Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table and related disclosure provide
information
about (i) the “total compensation” of our Chief Executive Officer, and our other named executive officers (the “Other NEOs” or the
“Non-CEO
NEOs”) as presented in the “
Summary Compensation Table
” included elsewhere in this proxy statement, (ii) the “compensation actually paid” to our Chief Executive Officer and our Other NEOs, as calculated pursuant to the SEC’s pay-versus-performance
rules, (iii) certain financial performance measures and (iv) the relationship of the “compensation actually paid” to those financial performance measures.

This disclosure has been prepared in accordance with Item 402(v) of Regulation
S-K
under the Exchange Act, and does not necessarily reflect value actually realized by the executives or how our compensation committee evaluates compensation decisions in light of company or individual performance.

Year	Summary Compensation Table Total for PEO: Boyle (1)	Compensation Actually Paid to PEO: Boyle(2)(3)	Summary Compensation Table Total for PEO: Hagen(1)	Compensation Actually Paid to PEO: Hagen (2)(3)	Summary Compensation Table Total for PEO: Cooper(1)	Compensation Actually Paid to PEO: Cooper (2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs (1)	Average Compensation Actually Paid to Non-CEO NEOs (1)(2)(3)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (4)	Net Income (Loss) (in thousands)
2024	$308,344	$354,483	N/A	N/A	N/A	N/A	$296,337	$286,513	$3.66	$(4.679)
2023	$1,716,946	$1,459,330	N/A	N/A	N/A	N/A	$665,709	$594,363	$2.78	$(35,410)
2022	$1,792,818	$1,841,265	N/A	N/A	N/A	N/A	$856,928	$486,598	$5.79	$(37,730)

(1)
Mr. Hogue served as our only PEO in 2024. Mr. Boyle served as our only PEO in 2023 and 2022.
The Non-PEO NEOs
for whom the average compensation is presented in this table for 2024 are Ms. Lackey and Mr. Groenewald and for 2022 and 2023 are Dr. Deniger and Ms. Lackey.

(2)
The amounts shown as Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually realized or received by the Company’s NEOs. These amounts reflect total compensation as set forth in the Summary Compensation Table for each year, adjusted as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions for the CEO and the
Non-CEO
NEOs set forth below. Amounts excluded, which are set forth in the “Minus Stock and Option Awards from Summ. Comp. Table” columns below, represent the Stock Awards and Option Awards reported in the Stock Awards and Option Awards columns of the Summary Compensation Table for each applicable year. Amounts added back to determine Compensation Actually Paid are made up of the following components which are set forth in the table below, as applicable: (i) the fair value as of the end of the fiscal year of outstanding and unvested equity awards granted in that year; (ii) the change in fair value during the year of equity awards granted in prior years that remained outstanding and unvested at the end of the year; (iii) the fair value as of the vesting date of equity awards that were granted
and
vested in that year; and (iv) the change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year. The fair value at the end of the prior year of awards granted in any prior year that failed to meet applicable vesting conditions during the covered year are subtracted, although there were no such awards for the CEO or the
Non-CEO
NEOs in 2022 or 2023. Equity values are calculated in accordance with ASC Topic 718.

(4)
Reflects the cumulative shareholder return over the relevant fiscal year, computed in accordance with SEC rules, assuming an investment of $100 in our common shares at a price per share equal to the closing price of our common stock on the last trading day before the commencement of the applicable fiscal year and the measurement end point of the closing price of our common stock on the last trading day in the applicable fiscal year. For 2024, the closing price of our common stock on December 31, 2024 was $1.91. For 2023, the closing price of our common stock on December 31, 2023 was $10.61. For 2022, the closing price of our common stock on December 31, 2022 was $97.37

Year	Summary Comp. Table Total for PEO	Minus Stock and Option Awards from Summ. Comp. Table	Plus Year-End Fair Value of Outstanding Unvested Awards Granted During Year	Plus Change in Fair Value of Unvested Awards Granted in Prior Years	Plus Fair Value of Awards Granted and Vested During Year	Plus Change in Fair Value of Prior Years’ Awards Vested During Year	Minus Fair Value of Stock and Option Awards Forfeited During Year	Comp. Actually Paid to PEO
2024 – Curtis Hogue	$308,344	$(11,090)	$—	$—	$—	$56,661	$—	$354,483
2023 – Kevin Boyle	$1,716,946	$(689,580)	$—	$—	$—	$679,749	$(247,749)	$1,459,330
2022 – Kevin Boyle	$1,792,818	$(904,000)	$795,785	$(685,522)	$354,781	$487,403	—	$1,841,265

Year	Avg. Summary Comp. Table Total for Other NEOs	Minus Avg. Stock and Option Awards from Summ. Comp. Table	Plus Avg. Year-End Fair Value of Outstanding Unvested Awards Granted During Year	Plus Avg. Change in Fair Value of Unvested Awards Granted in Prior Years	Plus Avg. Fair Value of Awards Granted and Vested During Year	Plus Avg. Change in Fair Value of Prior Years’ Awards Vested During Year	Minus Fair Value of Stock and Option Awards Forfeited During Year	Average Comp. Actually Paid to Other NEOs
2024	$296,337	$(3,087)	—	—	$606	$(7,343)	—	$286,513
2023	$665,709	$(62,254)	—	—	$10,904	$(19,996)	—	$594,363
2022	$856,928	$(386,561)	$87,953	$(66,031)	$5,427	$(11,117)	—	$486,598

Named Executive Officers, Footnote
(1)
Mr. Hogue served as our only PEO in 2024. Mr. Boyle served as our only PEO in 2023 and 2022.
The Non-PEO NEOs
for whom the average compensation is presented in this table for 2024 are Ms. Lackey and Mr. Groenewald and for 2022 and 2023 are Dr. Deniger and Ms. Lackey.

Adjustment To PEO Compensation, Footnote
(4)
Reflects the cumulative shareholder return over the relevant fiscal year, computed in accordance with SEC rules, assuming an investment of $100 in our common shares at a price per share equal to the closing price of our common stock on the last trading day before the commencement of the applicable fiscal year and the measurement end point of the closing price of our common stock on the last trading day in the applicable fiscal year. For 2024, the closing price of our common stock on December 31, 2024 was $1.91. For 2023, the closing price of our common stock on December 31, 2023 was $10.61. For 2022, the closing price of our common stock on December 31, 2022 was $97.37

Year	Summary Comp. Table Total for PEO	Minus Stock and Option Awards from Summ. Comp. Table	Plus Year-End Fair Value of Outstanding Unvested Awards Granted During Year	Plus Change in Fair Value of Unvested Awards Granted in Prior Years	Plus Fair Value of Awards Granted and Vested During Year	Plus Change in Fair Value of Prior Years’ Awards Vested During Year	Minus Fair Value of Stock and Option Awards Forfeited During Year	Comp. Actually Paid to PEO
2024 – Curtis Hogue	$308,344	$(11,090)	$—	$—	$—	$56,661	$—	$354,483
2023 – Kevin Boyle	$1,716,946	$(689,580)	$—	$—	$—	$679,749	$(247,749)	$1,459,330
2022 – Kevin Boyle	$1,792,818	$(904,000)	$795,785	$(685,522)	$354,781	$487,403	—	$1,841,265

Non-PEO NEO Average Total Compensation Amount	$ 296,337	$ 665,709	$ 856,928
Non-PEO NEO Average Compensation Actually Paid Amount	$ 286,513	594,363	486,598
Adjustment to Non-PEO NEO Compensation Footnote
(4)
Reflects the cumulative shareholder return over the relevant fiscal year, computed in accordance with SEC rules, assuming an investment of $100 in our common shares at a price per share equal to the closing price of our common stock on the last trading day before the commencement of the applicable fiscal year and the measurement end point of the closing price of our common stock on the last trading day in the applicable fiscal year. For 2024, the closing price of our common stock on December 31, 2024 was $1.91. For 2023, the closing price of our common stock on December 31, 2023 was $10.61. For 2022, the closing price of our common stock on December 31, 2022 was $97.37

Year	Avg. Summary Comp. Table Total for Other NEOs	Minus Avg. Stock and Option Awards from Summ. Comp. Table	Plus Avg. Year-End Fair Value of Outstanding Unvested Awards Granted During Year	Plus Avg. Change in Fair Value of Unvested Awards Granted in Prior Years	Plus Avg. Fair Value of Awards Granted and Vested During Year	Plus Avg. Change in Fair Value of Prior Years’ Awards Vested During Year	Minus Fair Value of Stock and Option Awards Forfeited During Year	Average Comp. Actually Paid to Other NEOs
2024	$296,337	$(3,087)	—	—	$606	$(7,343)	—	$286,513
2023	$665,709	$(62,254)	—	—	$10,904	$(19,996)	—	$594,363
2022	$856,928	$(386,561)	$87,953	$(66,031)	$5,427	$(11,117)	—	$486,598

Total Shareholder Return Amount	$ 3.66	2.78	5.79
Net Income (Loss)	(4,679)	(35,410,000)	(37,730,000)
Mr.Boyle [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		1,716,946	1,792,818
PEO Actually Paid Compensation Amount		$ 1,459,330	$ 1,841,265
PEO Name		Mr. Boyle	Mr. Boyle
Mr.Hogue [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	308,344
PEO Actually Paid Compensation Amount	$ 354,483
PEO Name	Mr. Hogue
PEO | Mr.Boyle [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (689,580)	$ (904,000)
PEO | Mr.Boyle [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			795,785
PEO | Mr.Boyle [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(685,522)
PEO | Mr.Boyle [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			354,781
PEO | Mr.Boyle [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		679,749	487,403
PEO | Mr.Boyle [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(247,749)
PEO | Mr.Hogue [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (11,090)
PEO | Mr.Hogue [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	56,661
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,087)	(62,254)	(386,561)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			87,953
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(66,031)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	606	10,904	5,427
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,343)	$ (19,996)	$ (11,117)